Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.
Entity Central Index Key	0001707770
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000192517
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Total Return Fund
Class Name	Investor Class
Trading Symbol	TMSRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - Investor Class	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 306,465,000
Holdings Count | Holding	1,806
InvestmentCompanyPortfolioTurnover	69.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,465
Number of Portfolio Holdings	1,806

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	16.0%
Common Stocks	13.9
Bank Loans	11.3
Government Bonds	11.1
U.S. Treasury Obligations	3.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.0
Asset-Backed Securities	2.5
Convertible Bonds	2.0
Short-Term and Other*	36.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.3%
U.S. Treasury Notes	2.9
Brazil Notas do Tesouro Nacional	1.1
Nexstar Media	0.9
TransDigm	0.9
Liberty Broadband	0.8
Live Nation Entertainment	0.8
Tenet Healthcare	0.8
United Mexican States	0.8
Vertiv Group	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000192519
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Total Return Fund
Class Name	I Class
Trading Symbol	TMSSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Total Return Fund - I Class	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 306,465,000
Holdings Count | Holding	1,806
InvestmentCompanyPortfolioTurnover	69.30%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$306,465
Number of Portfolio Holdings	1,806

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Corporate Bonds	16.0%
Common Stocks	13.9
Bank Loans	11.3
Government Bonds	11.1
U.S. Treasury Obligations	3.4
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.0
Asset-Backed Securities	2.5
Convertible Bonds	2.0
Short-Term and Other*	36.8

*A portion of the Short-Term and Other includes collateral derivatives, which are excluded from the table.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	3.3%
U.S. Treasury Notes	2.9
Brazil Notas do Tesouro Nacional	1.1
Nexstar Media	0.9
TransDigm	0.9
Liberty Broadband	0.8
Live Nation Entertainment	0.8
Tenet Healthcare	0.8
United Mexican States	0.8
Vertiv Group	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless